PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment by Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 124,268	$ 115,489
Right-of-use assets	4,400	4,100
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	6,600	7,000
Assets subject to operating leases	5,600	5,800
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	112,314	103,008
Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	34,930	31,074
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(22,976)	(18,593)
Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	55,243	50,317
Renewable Power | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	435	415
Renewable Power | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	34,483	30,588	$ 28,838
Additions, net of disposals and assets reclassified as held for sale	1,675	475
Acquisitions through business combinations, property, plant and equipment	3,086	2,366
Foreign currency translation	(866)	(1,091)
Renewable Power | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	30,726	28,138	24,238
Disposals, property, plant and equipment	(135)	(354)
Foreign currency translation	(1,180)	(565)
Renewable Power | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(9,966)	(8,409)	(7,870)
Disposals, property, plant and equipment	97	815
Depreciation expenses	(1,594)	(1,510)
Foreign currency translation	(60)	156
Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	37,293	38,655
Infrastructure | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	3,500	4,000
Infrastructure | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	39,440	39,769	31,212
Additions, net of disposals and assets reclassified as held for sale	2,328	(1,362)
Acquisitions through business combinations, property, plant and equipment	161	10,179
Foreign currency translation	(2,818)	(260)
Infrastructure | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,251	3,077	4,626
Disposals, property, plant and equipment	0	(1,643)
Foreign currency translation	(232)	(78)
Infrastructure | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,398)	(4,191)	(3,671)
Disposals, property, plant and equipment	82	946
Depreciation expenses	(1,596)	(1,526)
Foreign currency translation	307	60
Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	15,362	10,968	8,539
Additions, net of disposals and assets reclassified as held for sale	1,289	(182)
Acquisitions through business combinations, property, plant and equipment	3,224	2,172
Depreciation expenses	(523)	(513)
Foreign currency translation	(558)	(158)
Real Estate | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,000	986
Real Estate | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	15,367	11,568	9,420
Additions, net of disposals and assets reclassified as held for sale	1,202	207
Acquisitions through business combinations, property, plant and equipment	3,224	2,172
Depreciation expenses	0	0
Foreign currency translation	(638)	(193)
Real Estate | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,794	881	393
Additions, net of disposals and assets reclassified as held for sale	28	(657)
Acquisitions through business combinations, property, plant and equipment	0	0
Depreciation expenses	0	0
Foreign currency translation	(35)	(2)
Real Estate | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,799)	(1,481)	(1,274)
Additions, net of disposals and assets reclassified as held for sale	59	268
Acquisitions through business combinations, property, plant and equipment	0	0
Depreciation expenses	(523)	(513)
Foreign currency translation	115	37
Private Equity and Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	16,370	15,549	14,097
Additions, net of disposals and assets reclassified as held for sale	1,856	1,488
Acquisitions through business combinations, property, plant and equipment	1,502	2,518
Depreciation expenses	(1,848)	(1,501)
Foreign currency translation	(786)	(305)
Private Equity and Other | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	23,024	21,083	18,601
Additions, net of disposals and assets reclassified as held for sale	1,443	1,120
Acquisitions through business combinations, property, plant and equipment	1,502	2,518
Depreciation expenses	0	0
Foreign currency translation	(967)	(336)
Private Equity and Other | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(841)	(1,022)
Private Equity and Other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,813)	(4,512)	$ (3,631)
Additions, net of disposals and assets reclassified as held for sale	372	271
Acquisitions through business combinations, property, plant and equipment	0	0
Depreciation expenses	(1,848)	(1,501)
Foreign currency translation	170	34
Private Equity and Other [Member] | Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 1,700	$ 1,600